Cost of Revenues - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of Revenue [Abstract]
Write-down of inventories and prepayment for vehicle purchase cost	¥ 0	¥ 1,483	¥ 50,190